Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Offsetting Of Financial Assets Liabilities [Abstract]
Gross Amount, Risk Management Asset	$ 277	$ 135
Amount Offset, Risk Management Asset	(114)	(70)
Net Amount per Consolidated Financial Statements, Risk Management Asset	163	65
Gross Amount, Risk Management Liabilities	117	1,121
Amount Offset, Risk Management Liabilities	(114)	(70)
Net Amount per Consolidated Financial Statements, Risk Management Liabilities	3	1,051
Gross Amount, Risk Management Net	160	(986)
Net Amount per Consolidated Financial Statements, Risk Management Net	$ 160	$ (986)